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PRUDENTIAL 20/20 FOCUS FUND
Gateway Center Three, 4th Floor
Newark, NJ 07102


                                                                   April 2, 2003

Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C. 20549

       Re:  Prudential 20/20 Focus Fund
            (File No. 333-43491)

Ladies and Gentlemen:

     Pursuant to subparagraph (j) of Rule 497 under the Securities Act of 1933, the Fund hereby certifies (i) that its Prospectus and Statement of Additional Information that would have been filed pursuant to Rule 497 (c) would not have differed from the Prospectus and Statement of Additional Information contained in Post-Effective Amendment No. 7 and (ii) that the text of Post-Effective Amendment No. 7 was filed electronically on March 31, 2003.

                                                    PRUDENTIAL 20/20 FOCUS FUND


                                                    By: /s/ Maria G. Master
                                                        -------------------
                                                        Maria G. Master
                                                        Secretary